Other payables and accrued expenses (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Dividend payables	$ 84		$ 80
Deposit received from customers	0		31
Rental deposit received	4		12
Accruals for operating expenses	1,500		941
Other tax payables	5		78
Other payables and accrued expenses	$ 1,593		$ 1,142
ZHEJIANG TIANLAN
Accrued expenses | ¥		¥ 7,629		¥ 5,312
Other current liabilities | ¥		6,529		0
Other payables | ¥		3,589		2,271
Other payables and accrued expenses | ¥		¥ 17,747		¥ 7,583